Cover	Sep. 14, 2021
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 14, 2021
Entity File Number	001-38154
Entity Registrant Name	CODA OCTOPUS GROUP, INC.
Entity Central Index Key	0001334325
Entity Tax Identification Number	34-2008348
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3300 S Hiawassee Rd.
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32835
City Area Code	863
Local Phone Number	937-8985
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CODA
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Suite 104-105